Corporate general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
Corporate general and administrative expenses [abstract]
Schedule of Corporate General and Administrative Expenses
The following are components of corporate general and administrative expenses:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Salaries and employee benefits	$2,160	$2,173
Directors’ fees	326	269
Share-based payments	1,990	1,930
Professional fees	700	477
Office and general	1,544	1,802
	$6,720	$6,651